September 2, 2014	Maureen A. Meredith T +1 617 951 7239 F +1 617 235 7664 maureen.meredith@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds
File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds (formerly Managers AMG Funds) (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 127 to its Registration Statement on Form N-1A, which was filed by electronic transmission on August 27, 2014 pursuant to Rule 485(a) under the 1933 Act, was declared effective by the Securities and Exchange Commission pursuant to Rule 461 under the 1933 Act on August 28, 2014 and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i) Prospectus for AMG Renaissance International Equity Fund dated August 28, 2014; and

(ii) Statement of Additional Information for AMG Renaissance International Equity Fund dated August 28, 2014.

If you have any questions concerning this filing, please call me at (617) 951-7239.

Sincerely,

/s/ Maureen A. Meredith

Maureen A. Meredith